Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

September 9, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Long APLD Daily ETF, Tradr 2X Long AUR Daily ETF, Tradr 2X Long BX Daily ETF, Tradr 2X Long CELH Daily ETF, Tradr 2X Long CLSK Daily ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long CRDO Daily ETF, Tradr 2X Long DHI Daily ETF, Tradr 2X Long ENPH Daily ETF, Tradr 2X Long GS Daily ETF, Tradr 2X Long IBM Daily ETF, Tradr 2X Long JOBY Daily ETF, Tradr 2X Long LYFT Daily ETF, Tradr 2X Long NBIS Daily ETF, Tradr 2X Long NVTS Daily ETF, Tradr 2X Long OKTA Daily ETF, Tradr 2X Long PONY Daily ETF, Tradr 2X Long QCOM Daily ETF, Tradr 2X Long U Daily ETF, Tradr 2X Long VOYG Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on September 9, 2025, effective on September 9, 2025.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/Jackie Pisano

Jackie Pisano

Investment Managers Series Trust II